                          Supplement Dated December 19, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                   GrandMaster II Flexible Premium Variable Annuity
                      issued by Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           AND SHOULD BE READ AND RETAINED


THE FOLLOWING INFORMATION REPLACES INFORMATION FOUND UNDER THE HEADING "THE FUNDS' INVESTMENT ADVISER" IN THE "YOUR INVESTMENT OPTIONS" SECTION:

Pursuant to approval of shareholders of VIP II Index 500 at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company ("BT") has been appointed as the fund's sub-adviser. BT chooses the fund's investments and acts as the fund's custodian. BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation.

Index 500's management fees are paid out of the fund's assets to Fidelity Management and BT. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.

Management and sub-advisory fees are calculated and paid every month to Fidelity Management and BT, respectively. The fund pays the fees at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to Fidelity Management, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending).

For investment management, securities lending and custodial services to the fund, Fidelity Management pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.

                          Supplement Dated December 19, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                IQ The SMARTAnnuity Flexible Premium Variable Annuity
                      issued by Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           AND SHOULD BE READ AND RETAINED


THE FOLLOWING INFORMATION REPLACES INFORMATION FOUND UNDER THE HEADING "THE FUNDS' INVESTMENT ADVISER" IN THE "YOUR INVESTMENT OPTIONS" SECTION:

Pursuant to approval of shareholders of VIP II Index 500 at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company ("BT") has been appointed as the fund's sub-adviser. BT chooses the fund's investments and acts as the fund's custodian. BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation.

Index 500's management fees are paid out of the fund's assets to Fidelity Management and BT. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.

Management and sub-advisory fees are calculated and paid every month to Fidelity Management and BT, respectively. The fund pays the fees at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to Fidelity Management, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending).

For investment management, securities lending and custodial services to the fund, Fidelity Management pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.

                          Supplement Dated December 19, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                  GrandMaster III Flexible Premium Variable Annuity
                      issued by Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                          AND SHOULD BE READ AND RETAINED


THE FOLLOWING INFORMATION REPLACES INFORMATION FOUND UNDER THE HEADING "THE FUNDS' INVESTMENT ADVISER" IN THE "YOUR INVESTMENT OPTIONS" SECTION:

Pursuant to approval of shareholders of VIP II Index 500 at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company ("BT") has been appointed as the fund's sub-adviser. BT chooses the fund's investments and acts as the fund's custodian. BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation.

Index 500's management fees are paid out of the fund's assets to Fidelity Management and BT. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.

Management and sub-advisory fees are calculated and paid every month to Fidelity Management and BT, respectively. The fund pays the fees at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to Fidelity Management, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending).

For investment management, securities lending and custodial services to the fund, Fidelity Management pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.